                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
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Check here if Amendment [ ]; Amendment Number:
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This Amendment (Check only one) [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Manager Filing this Report:

Name:    PLAINS CAPITAL CORPORATION
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Address: 2323 Victory Avenue, Suite 1400
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         Dallas, TX 75219
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Form 13F File Number: 28-12708
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Allen Custard
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Title: Executive Vice President and Chief Financial Officer
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Phone: 214.953.4180
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Signature, Place and Date of Signing:

    /s/ ALLEN CUSTARD             Dallas, TX             August 13, 2009
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Report Type (Check only one.):

[ ]13F HOLDINGS REPORT

[X]13F NOTICE

[ ]13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name

28-06796               Hester Capital Management LLC
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